Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000017646
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Institutional Class Shares	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,124,099,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 3,591
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.4%
Real Estate	1.0%
Materials	2.0%
Utilities	2.2%
Energy	5.6%
Communication Services	8.0%
Consumer Discretionary	8.2%
Consumer Staples	9.3%
Industrials	11.7%
Information Technology	12.4%
Health Care	16.1%
Financials	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wells Fargo	2.0%
Citigroup	1.8%
Comcast, Cl A	1.8%
AT&T	1.7%
Verizon Communications	1.7%
Kroger	1.6%
State Street	1.6%
Bank of New York Mellon	1.6%
Johnson & Johnson	1.6%
Gilead Sciences	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/
C000142889
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Investor Class Shares	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
AssetsNet	$ 1,124,099,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 3,591
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.4%
Real Estate	1.0%
Materials	2.0%
Utilities	2.2%
Energy	5.6%
Communication Services	8.0%
Consumer Discretionary	8.2%
Consumer Staples	9.3%
Industrials	11.7%
Information Technology	12.4%
Health Care	16.1%
Financials	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wells Fargo	2.0%
Citigroup	1.8%
Comcast, Cl A	1.8%
AT&T	1.7%
Verizon Communications	1.7%
Kroger	1.6%
State Street	1.6%
Bank of New York Mellon	1.6%
Johnson & Johnson	1.6%
Gilead Sciences	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/